Share Capital and Reserves (Details) - Schedule of outstanding share purchase warrants - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of outstanding share purchase warrants [Abstract]
Number Outstanding, Balance	3,315,181	1,468,538	1,711,690
Weighted Average Exercise Price, Balance	$ 5.28	$ 4.96	$ 4.80
Number Outstanding, Balance	2,692,622	3,315,181	1,468,538
Weighted Average Exercise Price, Balance	$ 5.88	$ 5.28	$ 4.96
Number Outstanding, Exercised	(1,056,143)	(154,990)	(153,750)
Weighted Average Exercise Price, Exercised	$ 2.40	$ 2.72	$ 2.56
Number Outstanding, Expired	(438,948)	(347,732)	(517,000)
Weighted Average Exercise Price, Expired	$ 4.32	$ 3.20	$ 6.40
Number Outstanding, Issued	872,532	2,349,365	427,598
Weighted Average Exercise Price, Issued	$ 6.13	$ 5.12	$ 6.24